Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments:
Amortized cost of fixed maturity securities available-for-sale	$ 43,477	$ 46,005
Cost of equity securities available-for-sale	397	311
Mortgage loans valuation allowances	34	35
Mortgage loans at estimated fair value, relating to variable interest entities	7,718	9,157
Accrued investment income relating to variable interest entities	542	575
Liabilities
Long-term debt, at estimated fair value, relating to variable interest entities	2,251	3,350
Other liabilities relating to variable interest entities	6,776	6,547
Stockholders' Equity
Common stock, par value	$ 2.50	$ 2.50
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	34,595,317	34,595,317
Common stock, shares outstanding	34,595,317	34,595,317
Variable interest entities [Member]
Investments:
Mortgage loans at estimated fair value, relating to variable interest entities	1,598	2,666
Accrued investment income relating to variable interest entities	9	13
Liabilities
Long-term debt, at estimated fair value, relating to variable interest entities	1,461	2,559
Other liabilities relating to variable interest entities	$ 7	$ 13